Investments in associates - Narrative (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Profit (loss) before interest and taxation		$ 18,039,000,000	$ 18,082,000,000	$ (21,740,000,000)
Net impairment and losses on sale of businesses and fixed assets		30,522,000,000	(1,121,000,000)	14,381,000,000
Earnings from associates – after interest and tax		1,402,000,000	3,456,000,000	(101,000,000)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	(10,759,000,000)	(36,000,000)	353,000,000
Rosnefta
Disclosure of associates [line items]
Profit (loss) before interest and taxation		(24,561,000,000)	4,084,000,000	295,000,000
Earnings from associates – after interest and tax		528,000,000	2,694,000,000	(229,000,000)
Dividends received		0	640,000,000	480,000,000
Rosnefta | Other Business And Corporate, Non-Segment [Member]
Disclosure of associates [line items]
Net impairment and losses on sale of businesses and fixed assets		13,479,000,000
Earnings from associates – after interest and tax		528,000,000
Rosnefta | Reserve of exchange differences on translation [member]
Disclosure of associates [line items]
Losses on disposals of investments		11,082,000,000
Associates
Disclosure of associates [line items]
Profit (loss) before interest and taxation		3,053,000,000	5,686,000,000	571,000,000
Net impairment and losses on sale of businesses and fixed assets		0	291,000,000
Earnings from associates – after interest and tax		1,402,000,000	3,456,000,000	$ (101,000,000)
Provision for doubtful debts		0
Doubtful debt provision, expense		0
Commitments in relations to contracts with associates		8,488,000,000	$ 9,930,000,000
Associates | RUSSIAN FEDERATION
Disclosure of associates [line items]
Profit (loss) before interest and taxation		(25,520,000,000)
Net impairment and losses on sale of businesses and fixed assets		1,043,000,000
Earnings from associates – after interest and tax		35,000,000
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets		$ 479,000,000
Associates | Bottom of range [member]
Disclosure of associates [line items]
Term of receivables		30 days
Associates | Top of range [member]
Disclosure of associates [line items]
Term of receivables		45 days

[1]	See Note 32 for further information.